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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:      Trent Capital Management, Inc.
Address:   3150 North Elm Street
           Suite 204
           Greensboro, NC 27408

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Labiak
Title:   Chief Financial Officer
Phone:   (336) 282-9302

Signature, Place, and Date of Signing:

                                 Greensboro,
/s/ David Labiak                 North Carolina           January 13, 2005
----------------                 --------------           ----------------
  [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:               (46)

Form 13F Information Table Value Total:  (thousands)  (107,876)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                            Title of               Value in                      Investment    Other     Voting Authority
Name of Issuer               Class       CUSIP     (x$1000)   Shares    SH/PRN   Discretion   Managers    Sole    Shared    None
--------------              --------   ---------   --------   -------   ------   ----------   --------   ------   -------   ----
Cardinal Health               COM      14149Y108       8132    139843     SH        Sole                 139843
Nokia                         COM      654902204       7293    465416     SH        Sole                 465416
Time Warner                   COM      887317105       6698    344393     SH        Sole                 344393
Bed Bath & Beyond             COM      075896100       6690    167960     SH        Sole                 167960
Dollar General                COM      256669102       6433    309714     SH        Sole                 309714
First Data                    COM      319963104       5717    134400     SH        Sole                 134400
American Express              COM      025816109       5426     96258     SH        Sole                  96258
Harley-Davidson               COM      412822108       5163     84995     SH        Sole                  84995
Johnson & Johnson             COM      478160104       5142     81076     SH        Sole                  81076
MBNA                          COM      55262L100       4830    171329     SH        Sole                 171329
Clear Channel                 COM      184502102       4795    143164     SH        Sole                 143164
Omnicom Group                 COM      681919106       4727     56055     SH        Sole                  56055
Freddie Mac                   COM      313400301       4700     63777     SH        Sole                  63777
Sherwin-Williams              COM      824348106       4509    101020     SH        Sole                 101020
Berkshire Hathaway            COM      084670207       4105      1398     SH        Sole                   1398
Pepsico                       COM      713448108       4004     76705     SH        Sole                  76705
Colgate-Palmolive             COM      194162103       3950     77210     SH        Sole                  77210
First Industrial Realty       COM      313400301       1133     12865     SH        Sole                  12865
Alliance Capital              COM      01855A101        993     23635     SH        Sole                  23635
Fannie Mae                    COM      313586109        957     13433     SH        Sole                  13433
Highwoods Properties          COM      431284108        874     12350     SH        Sole                  12350
Liberty Property Trust        COM      531172104        841     10970     SH        Sole                  10970
Boston Properties             COM      101121101        778      3415     SH        Sole                   3415
Prologis Trust                COM      743410102        772      4115     SH        Sole                   4115
Enterprise Products           COM      293792107        739     28570     SH        Sole                  28570
Archstone Smith               COM      039583109        665      3785     SH        Sole                   3785
American Capital              COM      024937104        660     19790     SH        Sole                  19790
Kaneb Pipe Line               COM      484169107        621     10210     SH        Sole                  10210
Apartment Investment          COM      03748R101        578     22097     SH        Sole                  22097
Bedford Property              COM      076446301        575     29035     SH        Sole                  29035
Teppco Partners               COM      872384102        533     13535     SH        Sole                  13535
General Growth Props.         COM      370021107        521      3965     SH        Sole                   3965
Procter & Gamble              COM      742718109        514      9332     SH        Sole                   9332
W.P. Stewart                  COM      G84922106        481     20345     SH        Sole                  20345
Lloyds TSB Group              COM      539439109        466     12665     SH        Sole                  12665
PNC Financial                 COM      693475105        459      7992     SH        Sole                   7992
Hospitality Properties        COM      44106M102        417      6575     SH        Sole                   6575
National City                 COM      635405103        318      8482     SH        Sole                   8482

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
General Elec Co.              COM      369604103        312      8550     SH        Sole                   8550
Home Depot                    COM      437076102        262      6139     SH        Sole                   6139
Pfizer Inc.                   COM      717081103        245      9107     SH        Sole                   9107
Duke Energy                   COM      264399106        232      9175     SH        Sole                   9175
Conagra Foods                 COM      205887102        205      6975     SH        Sole                   6975
Regions Financial             COM      7591EP100        201      5650     SH        Sole                   5650
Progress Energy               COM      743263105        200      4419     SH        Sole                   4419
Pharmanetics                  COM      71713J107         10     12818     SH        Sole                  12818